CONSOLIDATED BALANCE SHEET - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Intangible assets	$ 75,121	$ 83,834
Property, plant and equipment	10,392	13,222
Right-of-use assets	28,753	19,943
Long-term prepayments	228	194
Deferred tax assets	22,973	21,216
Investment accounted for using the equity method	2,501	7,201
Investments in equity instruments designated as at FVTOCI	403	1,449
Investment in debt instruments designated as at FVTPL	6,827	0
Restricted cash	1,099	812
Total non-current assets	148,297	147,871
Current assets
Inventories	42,326	27,310
Trade and other receivables	27,619	29,983
Restricted cash	213	227
Cash and cash equivalents	207,342	191,924
Total current assets	277,500	249,444
Total assets	425,797	397,315
Equity
Share capital	7,509	7,429
Share premium	462,297	455,254
Other reserves	(8,737)	3,400
Accumulated deficit	(256,431)	(273,167)
Shareholders’ equity	204,638	192,916
Non-current liabilities
Convertible bonds	131,618	139,007
Lease liabilities	29,843	18,456
Other financial liabilities	0	165
Total non-current liabilities	161,461	157,628
Current liabilities
Convertible bonds	1,768	1,879
Trade and other payables	54,465	42,473
Lease liabilities	3,465	2,419
Total current liabilities	59,698	46,771
Total equity and liabilities	$ 425,797	$ 397,315